Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
AB Blended Style Funds | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION: SANFORD C. BERNSTEIN FUND, INC. AB BLENDED STYLE FUNDS AB International Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by AllianceBernstein L.P. More information about these and other discounts is available from your financial intermediary, in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares, in Appendix B—Financial Intermediary Waivers on pages 86 and B-1, respectively, of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 104 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by AllianceBernstein L.P.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in equity securities of issuers in countries that make up the Morgan Stanley Capital International (“MSCI”) EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. The Portfolio also invests in less developed or emerging equity markets. The Manager invests the Portfolio’s assets using multiple disciplines as well as capitalization ranges, although the Manager expects to invest primarily in large- and mid-sized capitalization companies. The Manager relies on both fundamental and quantitative research to manage both risk and return for the Portfolio. The Portfolio may own stocks selected using the Manager’s bottom-up fundamental research in value, growth, stability and other disciplines. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The research analyses that support buy and sell decisions for the Portfolio are fundamental and bottom-up, based largely on specific company and industry findings and taking into account broad economic forecasts. The Portfolio is managed without regard to tax considerations.

		The Portfolio invests primarily in common stocks, but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Portfolio may use derivatives, such as options, futures contracts, forward contracts and swaps. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio’s securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio generally invests in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio also purchases foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio may invest a portion of its uncommitted cash balances in futures contracts on securities or baskets of securities to expose that portion of the Portfolio to the equity markets. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio from a decline in value, sometimes within certain ranges.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.
  Foreign (Non-U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.
  Country Concentration Risk: The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolio’s investments in a particular country or region.
  Emerging Markets Securities Risk: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.
  Foreign Currency Risk: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).
  Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.
  Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from purchasing or selling these securities at an advantageous price. Illiquid securities may also be difficult to value.
  Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolio’s net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.
  Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Certain governments and central banks have provided significant support to financial markets, including by buying stocks and through other market interventions. Further governmental or central bank actions, including interest rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

  The United Kingdom (the "U.K.") voted to withdraw from the European Union (the "EU") in 2016. A draft withdrawal agreement containing transitional arrangements and a Political Declaration setting out the agreed negotiating parameters for a future trading relationship were published in October 2019. The outcome of negotiations in respect of the future trading relationship remains uncertain. The U.K. will leave the EU on January 31, 2020 subject to a transition period ending December 31, 2020. The European Union (Withdrawal Agreement) Act 2020, which sets out the arrangements for the U.K.'s withdrawal from the EU, became law in the U.K. on January 23, 2020. The uncertainty surrounding the effect of the U.K. ceasing to be a member of the EU, including the uncertainty in relation to the legal and regulatory framework that will apply to the U.K. and its relationship with the remaining members of the EU (including, in relation to trade) after the end of the transitional period has caused and is likely to continue to cause increased economic volatility and market uncertainty globally.

  The United States and its trading partners are periodically involved in disputes over trade, which may result in tariffs on various categories of goods imported from the other country. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio's assets. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

  Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.
  Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Allocation Risk: The allocation of investments among investment disciplines may have a significant effect on the Portfolio's performance when the investment disciplines in which the Portfolio has greater exposure perform worse than the investment disciplines with less exposure. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The Portfolio may allocate a significant portion of its assets to securities of companies in broadly related industries within an economic sector. Companies in the same sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that sector than funds that invest more broadly.
  Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk. Use of derivatives may have different tax consequences for the Portfolio than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives and may impose additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolio or cause the value of the Portfolio's shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Manager may change the Portfolio's investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the value or performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

		The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over ten years; and how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 18.50%, 3rd quarter, 2010; and Worst Quarter was down -21.63%, 3rd quarter, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: – Are shown for Class A shares only and will vary for Class C shares because Class C shares have higher expense ratios;
AB Blended Style Funds | International Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
After 1 Year	rr_ExpenseExampleYear01	$ 549
After 3 Years	rr_ExpenseExampleYear03	811
After 5 Years	rr_ExpenseExampleYear05	1,092
After 10 Years	rr_ExpenseExampleYear10	$ 1,894
2010	rr_AnnualReturn2010	4.69%
2011	rr_AnnualReturn2011	(19.26%)
2012	rr_AnnualReturn2012	13.09%
2013	rr_AnnualReturn2013	18.59%
2014	rr_AnnualReturn2014	(6.45%)
2015	rr_AnnualReturn2015	3.11%
2016	rr_AnnualReturn2016	(1.44%)
2017	rr_AnnualReturn2017	26.49%
2018	rr_AnnualReturn2018	(17.94%)
2019	rr_AnnualReturn2019	21.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 Year	rr_AverageAnnualReturnYear01	16.42%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.68%	[2],[3]
AB Blended Style Funds | International Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.07%
After 1 Year	rr_ExpenseExampleYear01	$ 310
After 3 Years	rr_ExpenseExampleYear03	649
After 5 Years	rr_ExpenseExampleYear05	1,114
After 10 Years	rr_ExpenseExampleYear10	2,400
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
1 Year	rr_AverageAnnualReturnYear01	19.65%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.36%	[3]
AB Blended Style Funds | International Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
After 1 Year	rr_ExpenseExampleYear01	$ 85
After 3 Years	rr_ExpenseExampleYear03	265
After 5 Years	rr_ExpenseExampleYear05	460
After 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	21.85%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	5.41%	[3],[5]
10 Years	rr_AverageAnnualReturnYear10	3.57%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2016	[3],[5]
AB Blended Style Funds | International Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.19%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.84%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[2],[3]
AB Blended Style Funds | International Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.17%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.36%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.24%	[2],[3]
AB Blended Style Funds | International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.67%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[3]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for Class C shares because Class C shares have higher expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[5]	Inception date of Class Z shares: January 15, 2016. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Class Z shares.